INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Depreciation of property, plant and equipment	$ 2,188,731	$ 1,720,769
Warranty costs	5,058,369	4,231,091
Inventory write-down	517,001	932,744
Allowance for doubtful accounts	14,608,597	13,486,357
Tax losses carried forward	51,570,404	39,472,810
Fixed assets impairment	175,045	169,793
Others	49,603	64,535
Gross total deferred tax assets	74,167,750	60,078,099
Valuation allowance	(64,754,872)	(52,895,481)
Net deferred tax assets	9,412,878	7,182,618
Analysis as:
Current	1,922,242	1,727,054
Non-current	$ 7,490,636	$ 5,455,564